Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Building	20 years
Electronic equipment	3 to 5 years
Transportation equipment	4 years
Machinery Equipment	10 years
Other Equipment	5 to 10 years
Building Improvement	20 years

Schedule of Disaggregation of Revenue	The Group’s disaggregation of revenue for the years ended December 31, 2025,2024 and 2023 are as follows:
	Years ended December 31,
	2025	2024	2023
Revenue from sales of products through offline	$133,089,030	$142,552,273	$132,285,817
Revenue from sales of products through online platforms	2,103,599	2,076,782	1,782,500
Total revenue	$135,192,629	$144,629,055	$134,068,317

Schedule of Revenues by Product Categories

The following table summarizes the Group’s total revenues by product category for the years ended December 31, 2025, 2024 and 2023:

	Years ended December 31,
	2025	2024	2023
Revenue from sales of cured pork sausages	$53,856,546	$56,415,055	$48,589,050
Revenue from sales of cured pork meat	14,521,670	16,558,601	21,972,199
Revenue from sales of other cured meat products	11,601,643	13,042,373	12,714,581
Revenue from sales of snack products	47,499,585	50,541,248	43,635,556
Revenue from sales of frozen meat products	7,713,185	8,071,778	7,156,931
Total revenue	$135,192,629	$144,629,055	$134,068,317